iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  — 1.7%
Arconic Corp.
(a)
........................... 473,021 $ 10,009,124
Century Aluminum Co.
(a)
..................... 1,179,220 9,646,020
Kaiser Aluminum Corp. ...................... 124,370 9,447,145
29,102,289
a
Auto Parts & Equipment  — 0.5%
XPEL, Inc.
(a)
............................. 159,531 9,581,432
a
Building Products  — 6.5%
Advanced Drainage Systems, Inc.
(b)
............. 117,144 9,602,294
Apogee Enterprises, Inc. ..................... 230,967 10,268,793
Armstrong World Industries, Inc. ................ 148,619 10,193,777
AZEK Co., Inc. (The), Class A
(a)(b)
............... 553,922 11,255,695
Builders FirstSource, Inc.
(a)(b)
.................. 176,859 11,474,612
Carlisle Companies, Inc. ..................... 42,994 10,131,536
Gibraltar Industries, Inc.
(a)
.................... 219,010 10,048,179
Insteel Industries, Inc. ....................... 374,990 10,319,725
Owens Corning ........................... 122,437 10,443,876
Simpson Manufacturing Co., Inc. ............... 118,148 10,475,001
Trex Co., Inc.
(a)(b)
.......................... 247,337 10,469,775
114,683,263
a
Commodity Chemicals  — 3.6%
AdvanSix, Inc. ............................ 272,373 10,355,621
Hawkins, Inc. ............................ 267,094 10,309,828
LyondellBasell Industries NV, Class A ............ 131,532 10,921,102
Olin Corp. ............................... 197,404 10,450,568
Tredegar Corp. ........................... 1,061,997 10,853,609
Westlake Corp.
(b)
.......................... 102,737 10,534,652
63,425,380
a
Construction & Engineering  — 11.5%
AECOM ................................ 130,003 11,041,155
API Group Corp.
(a)(b)
........................ 575,927 10,833,187
Argan, Inc. .............................. 293,410 10,820,961
Comfort Systems USA, Inc. ................... 88,628 10,199,310
Construction Partners, Inc., Class A
(a)(b)
........... 377,527 10,076,196
EMCOR Group, Inc. ........................ 72,567 10,747,898
Fluor Corp.
(a)
............................. 313,160 10,854,126
Granite Construction, Inc. .................... 305,784 10,723,845
Great Lakes Dredge & Dock Corp.
(a)(b)
............ 1,544,569 9,190,185
MasTec, Inc.
(a)
............................ 127,779 10,903,382
MDU Resources Group, Inc. .................. 353,955 10,738,995
MYR Group, Inc.
(a)
......................... 117,451 10,813,714
Northwest Pipe Co.
(a)
....................... 301,899 10,173,996
Primoris Services Corp. ..................... 517,481 11,353,533
Quanta Services, Inc. ....................... 72,955 10,396,087
Stantec, Inc. ............................. 222,234 10,653,898
Sterling Infrastructure, Inc.
(a)
.................. 341,191 11,191,065
Tutor Perini Corp.
(a)
........................ 1,514,435 11,433,984
Valmont Industries, Inc. ...................... 32,176 10,639,638
202,785,155
a
Construction Machinery & Heavy Trucks  — 2.4%
Astec Industries, Inc. ....................... 255,019 10,369,073
Greenbrier Companies, Inc. (The) ............... 296,213 9,932,022
Terex Corp.
(b)
............................ 242,556 10,361,992
Trinity Industries, Inc. ....................... 353,616 10,456,425
41,119,512
a
Construction Materials  — 1.8%
Martin Marietta Materials, Inc.
(b)
................ 30,531 10,318,562
Summit Materials, Inc., Class A
(a)(b)
.............. 368,322 10,456,661
Security Shares Value
a
Construction Materials (continued)
Vulcan Materials Co. ....................... 60,397 $ 10,576,119
31,351,342
a
Copper  — 0.6%
Taseko Mines, Ltd.
(b)
........................ 7,701,538 11,321,261
a
Distributors  — 0.6%
Pool Corp. .............................. 33,761 10,206,963
a
Diversified Metals & Mining  — 0.6%
Compass Minerals International, Inc. ............. 243,244 9,973,004
a
Electric Utilities  — 19.7%
ALLETE, Inc. ............................ 195,713 12,625,446
Alliant Energy Corp. ........................ 235,352 12,993,784
American Electric Power Co., Inc. ............... 135,592 12,874,460
Avangrid, Inc. ............................ 300,287 12,906,335
Constellation Energy Corp. ................... 140,127 12,080,349
Duke Energy Corp. ........................ 129,594 13,346,886
Edison International ........................ 197,297 12,552,035
Entergy Corp. ............................ 111,272 12,518,100
Evergy, Inc. .............................. 220,468 13,874,051
Eversource Energy ........................ 154,073 12,917,480
Exelon Corp. ............................. 311,153 13,451,144
FirstEnergy Corp. ......................... 310,630 13,027,822
Fortis, Inc. .............................. 320,991 12,852,480
Hawaiian Electric Industries, Inc. ............... 312,057 13,059,586
IDACORP, Inc. ........................... 118,737 12,805,786
MGE Energy, Inc. .......................... 182,219 12,828,218
NextEra Energy, Inc. ....................... 151,378 12,655,201
NRG Energy, Inc. .......................... 312,663 9,948,937
OGE Energy Corp. ......................... 325,362 12,868,067
Otter Tail Corp. ........................... 219,084 12,862,422
PG&E Corp.
(a)(b)
........................... 823,586 13,391,508
Pinnacle West Capital Corp. .................. 165,097 12,553,976
PNM Resources, Inc. ....................... 264,128 12,886,805
Portland General Electric Co. .................. 264,397 12,955,453
PPL Corp. .............................. 441,992 12,915,006
Southern Co. (The) ........................ 191,525 13,676,800
Xcel Energy, Inc. .......................... 186,539 13,078,249
346,506,386
a
Electrical Components & Equipment  — 0.5%
SunPower Corp.
(a)
......................... 455,993 8,221,554
a
Environmental & Facilities Services  — 0.6%
Tetra Tech, Inc. ........................... 72,063 10,462,827
a
Forest Products  — 1.2%
Louisiana-Pacific Corp. ...................... 174,543 10,332,945
West Fraser Timber Co., Ltd. .................. 143,282 10,357,856
20,690,801
a
Gas Utilities  — 5.3%
Atmos Energy Corp. ........................ 110,669 12,402,675
Chesapeake Utilities Corp. ................... 40,281 4,760,408
New Jersey Resources Corp. .................. 264,451 13,122,059
Northwest Natural Holding Co. ................. 276,295 13,148,879
ONE Gas, Inc. ............................ 177,063 13,407,210
South Jersey Industries, Inc. .................. 378,109 13,434,213
Southwest Gas Holdings, Inc. ................. 164,200 10,160,696
Spire, Inc. ............................... 187,624 12,919,789
93,355,929
a

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Independent Power Producers & Energy Traders  — 0.7%
Vistra Corp. ............................. 537,615 $ 12,472,668
a
Industrial Machinery  — 1.7%
Luxfer Holdings PLC ....................... 758,129 10,401,530
Mueller Industries, Inc. ...................... 160,448 9,466,432
Omega Flex, Inc. .......................... 112,970 10,542,360
30,410,322
a
Multi-Utilities  — 10.8%
Algonquin Power & Utilities Corp. ............... 1,708,259 11,137,849
Ameren Corp. ............................ 146,495 13,026,335
Avista Corp. ............................. 288,950 12,812,043
Black Hills Corp. .......................... 181,525 12,768,468
CenterPoint Energy, Inc. ..................... 420,520 12,611,395
CMS Energy Corp. ......................... 213,107 13,496,066
Consolidated Edison, Inc. .................... 132,483 12,626,955
Dominion Energy, Inc. ....................... 213,287 13,078,759
DTE Energy Co. .......................... 112,091 13,174,055
NiSource, Inc. ............................ 467,805 12,827,213
NorthWestern Corp. ........................ 221,755 13,158,942
Public Service Enterprise Group, Inc. ............ 211,710 12,971,472
Sempra Energy ........................... 77,728 12,012,085
Unitil Corp. .............................. 243,069 12,484,024
WEC Energy Group, Inc. ..................... 134,263 12,588,499
190,774,160
a
Oil & Gas Equipment & Services  — 0.6%
U.S. Silica Holdings, Inc.
(a)
.................... 840,271 10,503,388
a
Oil & Gas Storage & Transportation  — 6.9%
Antero Midstream Corp. ..................... 1,134,332 12,239,442
DT Midstream, Inc. ......................... 214,350 11,844,981
Enbridge, Inc.
(b)
........................... 317,590 12,417,769
EnLink Midstream LLC ...................... 1,011,842 12,445,657
Equitrans Midstream Corp. ................... 1,583,613 10,610,207
Kinder Morgan, Inc., Class P .................. 678,808 12,272,849
Kinetik Holdings, Inc., Class A ................. 384,879 12,731,797
ONEOK, Inc. ............................. 191,926 12,609,538
TC Energy Corp. .......................... 298,411 11,894,663
Williams Companies, Inc. (The) ................ 368,918 12,137,402
121,204,305
a
Railroads  — 2.1%
CSX Corp. .............................. 402,412 12,466,724
Norfolk Southern Corp. ...................... 50,762 12,508,772
Union Pacific Corp. ........................ 60,064 12,437,452
37,412,948
a
Research & Consulting Services  — 1.2%
Jacobs Solutions, Inc. ....................... 89,274 10,719,129
NV5 Global, Inc.
(a)(b)
........................ 76,405 10,109,910
20,829,039
a
Specialty Chemicals  — 2.4%
Avient Corp. ............................. 313,335 10,578,190
Eastman Chemical Co. ...................... 127,595 10,391,337
Ecovyst, Inc.
(a)
............................ 1,193,081 10,570,698
Ingevity Corp.
(a)(b)
.......................... 143,962 10,140,683
41,680,908
a
Steel  — 7.6%
ATI, Inc.
(a)
............................... 358,846 10,715,142
Carpenter Technology Corp. .................. 260,611 9,626,970
Cleveland-Cliffs, Inc.
(a)
...................... 680,098 10,956,379
Commercial Metals Co. ...................... 225,191 10,876,725
Haynes International, Inc. .................... 221,256 10,109,187
Security Shares Value
a
Steel (continued)
Nucor Corp. ............................. 72,422 $ 9,545,944
Olympic Steel, Inc. ......................... 317,584 10,664,471
Reliance Steel & Aluminum Co. ................ 52,379 10,603,605
Ryerson Holding Corp. ...................... 367,221 11,112,107
Steel Dynamics, Inc. ........................ 101,937 9,959,245
TimkenSteel Corp.
(a)
........................ 580,114 10,540,671
United States Steel Corp. .................... 412,988 10,345,349
Worthington Industries, Inc. ................... 196,191 9,752,655
134,808,450
a
Trading Companies & Distributors  — 2.5%
BlueLinx Holdings, Inc.
(a)(b)
.................... 160,081 11,383,360
Boise Cascade Co. ........................ 152,599 10,478,973
H&E Equipment Services, Inc. ................. 260,429 11,823,477
United Rentals, Inc.
(a)(b)
...................... 31,301 11,125,001
44,810,811
a
Water Utilities  — 5.3%
American States Water Co.
(b)
.................. 131,363 12,157,646
American Water Works Co., Inc. ................ 83,889 12,786,361
Artesian Resources Corp., Class A, NVS .......... 237,783 13,929,328
California Water Service Group ................ 200,583 12,163,353
Essential Utilities, Inc. ....................... 266,916 12,739,901
Middlesex Water Co. ....................... 45,999 3,618,741
SJW Group .............................. 173,377 14,076,479
York Water Co. (The) ....................... 281,724 12,671,945
94,143,754
a
Total Long-Term  Investments — 98.9%
(Cost: $1,748,701,932) ............................... 1,741,837,851
a
Short-Term Securities
Money Market Funds  —  3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.53%
(c)(d)(e)
............................ 50,012,169 50,027,173
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.12%
(c)(d)
............................. 18,729,936 18,729,936
a
Total Short-Term Securities — 3.9%
(Cost: $68,745,159) ................................. 68,757,109
Total Investments — 102.8%
(Cost: $1,817,447,091) ............................... 1,810,594,960
Liabilities in Excess of Other Assets — (2.8)% ............... (48,492,833)
Net Assets — 100.0% ................................. $ 1,762,102,127
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,922,144  $ 43,093,826
(a)
$ —  $ 209  $ 10,994  $ 50,027,173  50,012,169  $ 960,635
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,310,000  17,419,936
(a)
—  —  —  18,729,936  18,729,936  169,867  18
$ 209  $ 10,994
$ 68,757,109
$ 1,130,502  $ 18
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 4 03/17/23 $ 368 $ 11,138
E-Mini Utilities Select Sector Index ......................................................... 16 03/17/23 1,146 (18,382)
S&P MidCap 400 E-Mini Index ............................................................ 9 03/17/23 2,198 (47,223)
$ (54,467)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
02/27/23
$ 7,613,416 $ (815,157)
(c)
$ 6,809,491 0.4%
Monthly
HSBC Bank PLC
(d)
02/10/23
9,241,042 (121,329)
(e)
9,112,874 0.5
Monthly
JPMorgan Chase Bank NA
(f)
02/08/23
852,220 32,145
(g)
886,135 0.1
$ (904,341) $ 16,808,500
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(11,232) of net dividends and financing fees.
(e)
Amount includes $6,839 of net dividends and financing fees.
(g)
Amount includes $(1,770) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Infrastructure ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date February 27,
2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Gas Utilities
Chesapeake Utilities Corp. ............ 659 $ 77,881 1.1%
a
Multi-Utilities
Avista Corp. ...................... 3 133 —
a
Water Utilities
Middlesex Water Co. ................ 85,566 6,731,477 98.9
a
Total Reference Entity — Long
6,809,491
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 6,809,491
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Gas Utilities
Chesapeake Utilities Corp. ............ 69,913 $ 8,262,318 90.7%
a
Shares Value
% of
Basket
Value
Multi-Utilities
Avista Corp. ...................... 3 $ 133 — %
a
Water Utilities
Middlesex Water Co. ................ 10,810 850,423 9.3
a
Total Reference Entity — Long
9,112,874
Net Value of Reference Entity — HSBC Bank PLC .... $ 9,112,874
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Multi-Utilities
Avista Corp. ...................... 19,985 $ 886,135 100.0%
a
Total Reference Entity — Long
886,135
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 886,135

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 1,741,837,851  $ —  $ —  $ 1,741,837,851
Short-Term Securities
Money Market Funds ..................................... 68,757,109  —  —  68,757,109
$ 1,810,594,960  $ —  $ —  $ 1,810,594,960
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ 11,138  $ 32,145  $ —  $ 43,283
Liabilities
Equity Contracts .......................................... (65,605) (936,486) —  (1,002,091)
$ (54,467) $ (904,341) $ —  $ (958,808)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares